Consolidated statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	R$ 9,347,413	R$ 7,746,534	R$ 5,098,545
Cost of goods sold	(7,616,606)	(6,421,037)	(4,362,657)
Gross profit	1,730,807	1,325,497	735,888
Operating expenses
Sales, general and administrative expenses	(1,228,128)	(1,022,388)	(619,506)
Other operating (expenses) income, net	(275,810)	56,759	15,618
Operating profit	226,869	359,868	132,000
Finance Income (costs)
Finance income	371,060	426,933	227,099
Finance costs	(988,867)	(646,377)	(312,892)
Profit (loss) before income taxes	(390,938)	140,424	46,207
Income taxes
Current	37,499	(111,409)	(61,676)
Deferred	134,757	78,747	37,000
Profit (loss) for the year	(218,682)	107,762	21,531
Attributable to:
Net investment of the parent/ Equity holders of the parent	(260,710)	78,170	38,390
Non-controlling interests	R$ 42,028	R$ 29,592	R$ (16,859)
Earnings (loss) per share
Basic earnings (loss) per share	R$ (2.29)	R$ 0.69	R$ 0.34
Diluted earnings (loss) per share	R$ (2.29)	R$ 0.69	R$ 0.34